Financial liabilities and lease debts (Tables)	12 Months Ended
Dec. 31, 2025
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Detail of financial liabilities and lease debts	Detail of financial liabilities and lease debts

	As of December 31, 2024	As of December 31, 2025

	$ in thousands
Conditional advances	3,189	4,042
Lease debts	34,245	27,725
State Guaranteed loan « PGE »	3,599	-
EIB loan	37,202	47,175
EIB warrants	6,010	22,059
Other non-current financial liabilities	881	735
Total non-current financial liabilities and non-current lease debts	85,127	101,738
Lease debts	8,385	7,701
State Guaranteed loan « PGE »	4,841	4,090
Other current financial liabilities	11,293	6,369
Total current financial liabilities and current lease debts	24,519	18,161
Trade payables	18,664	17,277
Other current liabilities	10,097	12,342
Total Financial liabilities and lease debts	138,408	149,518

Disclosure of reconciliation of movements of liabilities to cash flows arising from financing liabilities

Reconciliation of movements of liabilities to cash flows arising from financing liabilities is as follows:

	As of December 31, 2024	Debt repayments	Other non-cash transactions	Reclassifications	Interest expense	Interest paid	Non-cash change in fair value	Currency translation adjustment	As of December 31, 2025

	$ in thousands
Conditional advances	3,189	-	-	-	419	-	-	435	4,042
Lease debts	34,245	-	-	(7,512)	-	-	-	992	27,725
State Guaranteed loan « PGE »	3,599	-	-	(3,912)	-	-	-	313	-
EIB loan	37,202	-	(11)	-	4,913	-	-	5,072	47,175
EIB warrants	6,010	-	-	-	-	-	14,668	1,381	22,059
Other non-current financial liabilities	881	-	-	(146)	-	-	-	-	735
Total non-current financial liabilities and non-current lease debts	85,127	-	(11)	(11,571)	5,332	-	14,668	8,193	101,738
Lease debts (1)	8,385	(8,589)	-	7,512	2,225	(2,225)	-	392	7,701
State Guaranteed loan « PGE »	4,841	(5,235)	9	3,912	138	(156)	-	579	4,090
Other current financial liabilities (2)	11,293	(136)	(6,119)	146	434	(456)	-	1,206	6,369
Total current financial liabilities and current lease debts	24,519	(13,959)	(6,110)	11,571	2,798	(2,837)	-	2,178	18,161

	As of December 31, 2023	Proceeds from new debts	Debt repayments	Other non-cash transactions	Reclassifications	Interest expense	Interest paid	Non-cash change in fair value	Currency translation adjustment	As of December 31, 2024

	$ in thousands
Conditional advances	1,448	1,656	-	16	-	232	-	-	(163)	3,189
Lease debts	42,948	-	-	408	(8,513)	-	-	-	(597)	34,245
State Guaranteed loan « PGE »	8,950	-	-	-	(5,017)	-	-	-	(334)	3,599
EIB loan	18,046	17,248	-	79	-	3,751	-	-	(1,921)	37,202
EIB warrants	7,797	4,297	-	-	-	-	-	(5,673)	(412)	6,010
Other non-current financial liabilities	12,884	-	-	-	(11,757)	-	-	-	(246)	881
Total non-current financial liabilities and non-current lease debts	92,073	23,201	-	502	(25,288)	3,983	-	(5,673)	(3,671)	85,127
Lease debts (1)	8,502	-	(8,426)	-	8,513	2,636	(2,636)	-	(203)	8,385
State Guaranteed loan « PGE »	5,162	-	(5,001)	-	5,017	130	(145)	-	(322)	4,841
Other current financial liabilities	126	-	-	-	11,757	705	(702)	-	(594)	11,293
Total current financial liabilities and current lease debts	13,790	-	(13,427)	-	25,288	3,471	(3,483)	-	(1,119)	24,519

Disclosure of assumptions and results of the warrant valuation

The assumptions and results of the warrants valuation are detailed in the following tables:

Warrants Tranche A
Grant date *	4/17/2023
Expiration date	4/17/2043
Number of options granted	2,779,188
Share entitlement per option	1
Exercise price (in euros per option)	1.92
Valuation method	Longstaff Schwartz

* The grant date retained is the collection date of the Tranche A as this is the issuance date defined in the contract.

	Warrants Tranche A
	As of April 17, 2023	As of December 31, 2024	As of December 31, 2025
Number of warrants granted	2,779,188	2,779,188	2,779,188
Share price (in euros)	1.87	1.63	4.20
Average life of options (in years)	20.00	18.55	17.30
Expected volatility	81.3%	45.6%	89.7%
Risk free rate	2.85%	2.4%	3.3%
Expected dividends	0%	0%	0%
Fair value per option (in euros per share)	1.73	1.19	3.84
Fair value in $ thousands	5,280	3,447	12,546

The assumptions and results of the warrants valuation for Tranche B are detailed in the following tables:

Warrants Tranche B
Grant date *	1/25/2024
Expiration date	1/25/2044
Number of options granted	1,460,053
Share entitlement per option	1
Exercise price (in euros per option)	2.53
Valuation method	Longstaff Schwartz

* The grant date retained is the disbursement date of the Tranche B as this is the issuance date defined in the contract.

	Warrants Tranche B
	As of January 25, 2024	As of December 31, 2024	As of December 31, 2025
Number of warrants granted	1,460,053	1,460,053	1,460,053
Share price (in euros)	2.51	1.63	4.20
Average life of options (in years)	20.00	19.09	18.09
Expected volatility	60.4%	45.6%	89.7%
Risk free rate	2.7%	2.4%	3.3%
Expected dividends	0%	0%	0%
Fair value per options (in euros per share)	2.22	1.15	3.89
Fair value in $ thousands	3,534	1,750	6,679

The assumptions and results of the warrants valuation for Tranche C are detailed in the following tables:

Warrants Tranche C
Grant date *	12/18/2024
Expiration date	12/18/2044
Number of options granted	611,426
Share entitlement per option	1
Exercise price (in euros per option)	1.70
Valuation method	Longstaff Schwartz

* The grant date retained is the disbursement date of the Tranche C as this is the issuance date defined in the contract.

	Warrants Tranche C
	As of December 18, 2024	As of December 31, 2024	As of December 31, 2025
Number of warrants granted	611,426	611,426	611,426
Share price (in euros)	1.56	1.63	4.20
Average life of options (in years)	20.00	19.97	18.97
Expected volatility	45.3%	45.6%	89.7%
Risk free rate	2.2%	2.4%	3.3%
Expected dividends	0%	0%	0%
Fair value per options (in euros per share)	1.19	1.28	3.94
Fair value in $ thousands	755	813	2,834

Disclosure of sensitivity analysis on the expected volatility

We conducted sensitivity analysis on the expected volatility of 5% as a standard practice. As shown in the tables below, the sensitivity of the fair value to the expected volatility is not significant:

As of April 17, 2023	Fair value in $ thousands
Expected volatility -5%	5,261
Expected volatility	5,280
Expected volatility +5%	5,286

As of December 31, 2024	Fair value in $ thousands
Expected volatility -5%	3,236
Expected volatility	3,447
Expected volatility +5%	3,627

As of December 31, 2025	Fair value in $ thousands
Expected volatility -5%	12,257
Expected volatility	12,546
Expected volatility +5%	12,835

We conducted sensitivity analysis on the expected volatility. As shown in the tables below, the sensitivity of the fair value to the expected volatility is not significant:

As of January 25, 2024	Fair value in $ thousands
Expected volatility -5%	3,358
Expected volatility	3,534
Expected volatility +5%	3,711

As of December 31, 2024	Fair value in $ thousands
Expected volatility -5%	1,613
Expected volatility	1,750
Expected volatility +5%	1,869

As of December 31, 2025	Fair value in $ thousands
Expected volatility -5%	6,274
Expected volatility	6,679
Expected volatility +5%	6,840

We conducted sensitivity analysis on the expected volatility. As shown in the tables below, the sensitivity of the fair value to the expected volatility is not significant:

As of December 18, 2024	Fair value in $ thousands
Expected volatility -5%	712
Expected volatility	755
Expected volatility +5%	791

As of December 31, 2024	Fair value in $ thousands
Expected volatility -5%	766
Expected volatility	813
Expected volatility +5%	856

As of December 31, 2025	Fair value in $ thousands
Expected volatility -5%	2,782
Expected volatility	2,834
Expected volatility +5%	2,862

Remaining contractual maturities of financial liabilities

14.2 Due dates of the financial liabilities and lease debt

The following remaining contractual maturities are undiscounted amounts, they include future interest to be paid.

Balance as of December 31, 2025	Book value	Less than One Year	One to Five Years	More than Five Years
	$ in thousands
Lease debts	35,426	10,151	25,406	7,881
Financial liabilities	84,472	10,722	79,206	34
Trade payables	17,277	17,277	-	-
Other current liabilities	12,342	12,342	-	-
Total financial liabilities and lease debts	149,518	50,492	104,613	7,915

Balance as of December 31, 2024	Book value	Less than One Year	One to Five Years	More than Five Years
	$ in thousands
Lease debts	42,630	10,558	28,657	12,782
Other financial liabilities	67,016	16,573	36,618	36,538
Trade payables	18,664	18,664	-	-
Other current liabilities	10,097	10,097	-	-
Total financial liabilities and lease debts	138,408	55,893	65,275	49,321